Description of Business and Segmented Disclosures	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Description of Business and Segment Disclosures	Description of Business and Segmented Disclosures
Husky Energy Inc. (“Husky” or “the Company”) is an international integrated energy company incorporated under the Business Corporations Act (Alberta). The Company’s common shares were listed on the Toronto Stock Exchange (“TSX”) under the symbol “HSE” and the Cumulative Redeemable Preferred Shares, Series 1, Cumulative Redeemable Preferred Shares, Series 2, Cumulative Redeemable Preferred Shares, Series 3, Cumulative Redeemable Preferred Shares, Series 5 and Cumulative Redeemable Preferred Shares, Series 7 were listed under the symbols, ”HSE.PR.A”, “HSE.PR.B”, ”HSE.PR.C”, ”HSE.PR.E” and ”HSE.PR.G”, respectively. The registered office is located at 39th Flr, 707 - 8th Avenue SW, Calgary, Alberta, T2P 3G7.
On January 4, 2021, Husky announced the transaction to strategically combine with Cenovus Energy Inc. ("Cenovus") had closed. Husky's common shares and preferred shares were delisted by the TSX at the close of market on January 5, 2021. The combined company operates as Cenovus Energy Inc. These consolidated financial statements and notes are presented for Husky Energy Inc. and its consolidated entities without giving effect to the combination with Cenovus.
Management has identified segments for the Company’s business based on differences in products, services and management responsibility. The Company’s business is conducted predominantly through two major business segments – Integrated Corridor and Offshore.
Integrated Corridor
The Company’s business in the Integrated Corridor includes:
The Lloydminster Heavy Oil Value Chain includes the exploration for, and development and production of, heavy crude oil and bitumen, and production of ethanol. Blended heavy crude oil and bitumen are either sold directly to the Canadian market or transported utilizing the Husky Midstream Limited Partnership ("HMLP") pipeline systems to the Keystone pipeline and other pipelines to be sold in the U.S. downstream market. Heavy crude oil can be upgraded at the Company’s Lloydminster upgrading and asphalt refining complex into synthetic crude oil, diesel fuel and asphalt. This business also includes the marketing and transportation of both the Company’s own production and third-party commodity trading volumes of heavy crude oil, synthetic crude oil, asphalt and ancillary products. The sale and transportation of the Company’s production and third-party commodity trading volumes are managed through access to capacity on third-party pipelines and storage facilities in both Canada and the U.S. The Company is able to capture price differences between the two markets by utilizing infrastructure capacity to deliver production and/or third-party commodity trading volumes from Canada to the U.S. market.
The Oil Sands business includes the exploration for, and development and production of, bitumen within the Sunrise Energy Project. It also includes the marketing and transportation of the Company’s and third-party production of bitumen through access to capacity on third-party pipelines and storage facilities in both Canada and the U.S.
The Western Canada Production business includes the exploration for, and development and production of, light crude oil, conventional natural gas and natural gas liquids ("NGL") in Western Canada. The Company’s conventional natural gas and NGL production is marketed and transported with other third-party commodity trading volumes through access to capacity on third-party pipelines, export terminals and storage facilities which provides flexibility for market access.
The U.S. Refining business includes the refining of crude oil at the Lima Refinery, the BP-Husky Toledo Refinery and the Superior Refinery in the U.S. Midwest to produce diesel fuel, gasoline, jet fuel, asphalt and other products. The Company also markets its own and third-party volumes of refined petroleum products including gasoline and diesel fuel.
The Canadian Refined Products business includes the marketing of its own and third-party volumes of refined petroleum products, including gasoline and diesel, through petroleum outlets.
Offshore
The Company’s Offshore business includes operations, development and exploration in Asia Pacific and Atlantic. The price received for Asia Pacific production is largely based on long-term contracts and crude oil production from Atlantic is primarily driven by the price of Brent.

Disclosure of entity's operating segments [text block]
Segmented Financial Information

	Integrated Corridor
($ millions)	Lloydminster Heavy Oil Value Chain(1)		Oil Sands		Western Canada Production		U.S. Refining
Years ended December 31,	2020	2019	2020	2019	2020	2019	2020	2019
Gross revenues(3)	3,753	5,601	306	649	367	514	6,636	10,253
Royalties	(92)	(160)	(2)	(13)	(10)	(41)	—	—
Marketing and other(3)	22	52	(48)	4	15	99	40	23
Revenues, net of royalties	3,683	5,493	256	640	372	572	6,676	10,276
Expenses
Purchases of crude oil and products(3)	1,827	2,395	153	246	22	40	6,500	8,934
Production, operating and transportation expenses(3)	1,059	1,212	114	140	250	313	797	872
Selling, general and administrative expenses	204	155	24	27	64	106	72	51
Depletion, depreciation, amortization and impairment	2,058	941	1,749	938	802	1,034	4,419	735
Exploration and evaluation expenses	182	54	(1)	2	1	111	—	—
Loss (gain) on sale of assets	(4)	—	—	—	(20)	(2)	—	1
Other – net(3)	21	9	(26)	(28)	(7)	1	(84)	(654)
	5,347	4,766	2,013	1,325	1,112	1,603	11,704	9,939
Earnings (loss) from operating activities	(1,664)	727	(1,757)	(685)	(740)	(1,031)	(5,028)	337
Share of equity investment income (loss)	(32)	9	—	—	—	—	—	—
Financial items
Net foreign exchange gain	—	—	—	—	—	—	—	—
Finance income	—	—	—	—	—	—	—	—
Finance expenses	(47)	(48)	(57)	(59)	(19)	(24)	(18)	(18)
	(47)	(48)	(57)	(59)	(19)	(24)	(18)	(18)
Earnings (loss) before income taxes	(1,743)	688	(1,814)	(744)	(759)	(1,055)	(5,046)	319
Provisions for (recovery of) income taxes
Current	—	(2)	—	10	—	—	—	17
Deferred	(434)	186	(452)	(209)	(189)	(283)	(1,121)	54
	(434)	184	(452)	(199)	(189)	(283)	(1,121)	71
Net earnings (loss)	(1,309)	504	(1,362)	(545)	(570)	(772)	(3,925)	248
(1)    Includes $110 million of revenue (2019 - $201 million) and $99 million of associated costs (2019 - $269 million) for construction contracts in progress with revenue recognized as performance obligations are met.
(2)    Eliminations relate to sales and operating revenues between segments recorded at transfer prices based on current market prices. Segment results include transactions between business segments.
(3)    Results for certain items in the consolidated statements of loss reported for 2019 have been recast to reflect various reclassifications due to a change in presentation of the Integrated Corridor and Offshore business units.
Segmented Financial Information Con’t

Integrated Corridor						Offshore		Corporate		Total
Canadian Refined Products		Eliminations(2)		Total
2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
1,488	2,425	(602)	(948)	11,948	18,494	1,515	1,553	—	—	13,463	20,047
—	—	—	—	(104)	(214)	(87)	(109)	—	—	(191)	(323)
—	—	—	—	29	178	—	—	—	—	29	178
1,488	2,425	(602)	(948)	11,873	18,458	1,428	1,444	—	—	13,301	19,902

1,349	2,175	(602)	(948)	9,249	12,842	32	(16)	—	—	9,281	12,826
65	153	—	—	2,285	2,690	275	340	—	—	2,560	3,030
44	9	—	—	408	348	75	55	262	290	745	693
62	83	—	—	9,090	3,731	3,738	1,661	92	104	12,920	5,496
—	—	—	—	182	167	551	380	—	—	733	547
—	(6)	—	—	(24)	(7)	(1)	(1)	—	—	(25)	(8)
(4)	—	—	—	(100)	(672)	(5)	1	(157)	(16)	(262)	(687)
1,516	2,414	(602)	(948)	21,090	19,099	4,665	2,420	197	378	25,952	21,897
(28)	11	—	—	(9,217)	(641)	(3,237)	(976)	(197)	(378)	(12,651)	(1,995)
—	—	—	—	(32)	9	39	50	—	—	7	59

—	—	—	—	—	—	—	—	14	44	14	44
—	—	—	—	—	—	7	3	18	71	25	74
(11)	(13)	—	—	(152)	(162)	(41)	(38)	(206)	(151)	(399)	(351)
(11)	(13)	—	—	(152)	(162)	(34)	(35)	(174)	(36)	(360)	(233)
(39)	(2)	—	—	(9,401)	(794)	(3,232)	(961)	(371)	(414)	(13,004)	(2,169)

—	—	—	—	—	25	150	125	52	25	202	175
(10)	—	—	—	(2,206)	(252)	(963)	(393)	(21)	(329)	(3,190)	(974)
(10)	—	—	—	(2,206)	(227)	(813)	(268)	31	(304)	(2,988)	(799)
(29)	(2)	—	—	(7,195)	(567)	(2,419)	(693)	(402)	(110)	(10,016)	(1,370)
Segmented Financial Information

	Integrated Corridor
($ millions)	Lloydminster Heavy Oil Value Chain		Oil Sands		Western Canada Production
Years ended December 31,	2020	2019	2020	2019	2020	2019
Expenditures on exploration and evaluation assets(1)	—	17	—	—	—	3
Expenditures on property, plant and equipment(1)	594	939	9	38	57	191
As at December 31,
Exploration and evaluation assets	—	154	—	—	—	2
Developing and producing assets at cost	15,212	15,453	3,021	3,104	12,849	13,300
Accumulated depletion, depreciation, amortization and impairment	(11,411)	(10,345)	(2,498)	(1,020)	(12,207)	(11,764)
Other property, plant and equipment at cost	4,189	3,820	76	3	55	62
Accumulated depletion, depreciation and amortization	(2,752)	(2,410)	(9)	—	(30)	(40)
Total exploration and evaluation assets and property, plant and equipment, net	5,238	6,672	590	2,087	667	1,560
Total right-of-use assets, net	68	54	167	430	4	9
Total assets	6,650	8,312	993	2,757	707	1,709
(1)    Excludes capitalized costs related to asset retirement obligations and capitalized interest incurred during the year. Includes assets acquired through acquisition, but excludes assets acquired through corporate acquisition.
Geographical Financial Information

($ millions)	Canada		United States
Years ended December 31,	2020	2019	2020	2019
Gross revenues(1)(2)	5,648	8,734	6,636	10,253
Royalties	(122)	(263)	—	—
Marketing and other(2)	(11)	155	40	23
Revenue, net of royalties	5,515	8,626	6,676	10,276
As at December 31,
Restricted cash – non-current	—	—	—	—
Exploration and evaluation assets	—	599	—	—
Property, plant and equipment, net	7,893	14,630	2,868	6,053
Right-of-use assets, net	616	1,044	81	156
Goodwill	—	—	—	656
Investment in joint ventures	—	666	—	—
Long-term income tax receivable	202	212	—	—
Deferred tax assets	1,127	—	187	—
Other assets(3)	30	47	119	458
Total non-current assets	9,868	17,198	3,255	7,323
(1)    Sales to external customers are based on the location of the seller.
(2)     Results reported for 2019 have been recast to reflect various reclassifications due to a change in presentation of the Integrated Corridor and Offshore business units.
(3)    Includes insurance proceeds of $98 million (2019 - $435 million), related to the Superior Refinery incident.
Segmented Financial Information Con’t

Integrated Corridor								Offshore		Corporate		Total
U.S. Refining		Canadian Refined Products		Eliminations		Total
2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
—	—	—	—	—	—	—	20	1	26	—	—	1	46
489	768	5	73	—	—	1,154	2,009	367	1,246	65	131	1,586	3,386

—	—	—	—	—	—	—	156	46	487	—	—	46	643
—	—	—	—	—	—	31,082	31,857	15,102	14,730	—	—	46,184	46,587
—	—	—	—	—	—	(26,116)	(23,129)	(11,773)	(8,219)	—	—	(37,889)	(31,348)
10,057	9,540	1,287	1,284	—	—	15,664	14,709	7	7	1,388	1,377	17,059	16,093
(7,190)	(3,488)	(794)	(743)	—	—	(10,775)	(6,681)	—	—	(1,083)	(1,028)	(11,858)	(7,709)
2,867	6,052	493	541	—	—	9,855	16,912	3,382	7,005	305	349	13,542	24,266
82	157	102	122	—	—	423	772	3	138	272	292	698	1,202
4,469	8,645	625	838	—	—	13,444	22,261	4,570	8,077	1,673	2,784	19,687	33,122

Geographical Financial Information Con’t

China		Other International		Total
2020	2019	2020	2019	2020	2019
1,179	1,060	—	—	13,463	20,047
(69)	(60)	—	—	(191)	(323)
—	—	—	—	29	178
1,110	1,000	—	—	13,301	19,902

164	142	—	—	164	142
41	39	5	5	46	643
2,735	2,938	—	2	13,496	23,623
1	2	—	—	698	1,202
—	—	—	—	—	656
—	—	457	516	457	1,182
—	—	—	—	202	212
—	—	14	—	1,328	—
—	—	17	19	166	524
2,941	3,121	493	542	16,557	28,184
Disaggregation of Revenue

	Integrated Corridor
($ millions)	Lloydminster Heavy Oil Value Chain		Oil Sands		Western Canada Production		U.S. Refining
Years ended December 31,	2020	2019	2020	2019	2020	2019	2020	2019
Primary Geographical Markets
Canada	3,753	5,601	306	649	367	514	—	—
United States	—	—	—	—	—	—	6,636	10,253
China	—	—	—	—	—	—	—	—
Total revenue	3,753	5,601	306	649	367	514	6,636	10,253

Major Product Lines(1)
Synthetic crude oil	981	1,495	—	—	—	—	—	—
Gasoline	—	—	—	—	—	—	3,453	5,414
Diesel & distillates	170	260	—	—	—	—	2,282	3,644
Asphalt	475	609	—	—	—	—	85	136
Total upgraded and refined products	1,626	2,364	—	—	—	—	5,820	9,194
Diluted bitumen	—	—	308	640	—	—	—	—
Blended crude oil	1,500	2,197	—	—	—	—	—	—
Light & medium crude oil	—	—	—	—	82	167	—	—
NGL	—	—	—	—	101	168	—	—
Natural gas	—	—	—	—	153	162	—	—
Total unrefined products	1,500	2,197	308	640	336	497	—	—
Other	627	1,040	(2)	9	31	17	816	1,059
Total revenue	3,753	5,601	306	649	367	514	6,636	10,253
(1)    Results reported for 2019 have been recast to reflect a change in reclassification of intersegment sales eliminations and a change in presentation of the Integrated Corridor and Offshore business units.
Disaggregation of Revenue Con’t

Integrated Corridor						Offshore		Corporate		Total
Canadian Refined Products		Eliminations		Total
2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019

1,488	2,425	(602)	(948)	5,312	8,241	336	493	—	—	5,648	8,734
—	—	—	—	6,636	10,253	—	—	—	—	6,636	10,253
—	—	—	—	—	—	1,179	1,060	—	—	1,179	1,060
1,488	2,425	(602)	(948)	11,948	18,494	1,515	1,553	—	—	13,463	20,047

—	—	—	—	981	1,495	—	—	—	—	981	1,495
620	904	—	—	4,073	6,318	—	—	—	—	4,073	6,318
793	1,152	—	—	3,245	5,056	—	—	—	—	3,245	5,056
—	—	—	—	560	745	—	—	—	—	560	745
1,413	2,056	—	—	8,859	13,614	—	—	—	—	8,859	13,614
—	—	—	—	308	640	—	—	—	—	308	640
—	—	—	—	1,500	2,197	—	—	—	—	1,500	2,197
—	—	—	—	82	167	336	493	—	—	418	660
—	—	—	—	101	168	152	182	—	—	253	350
—	—	—	—	153	162	1,026	875	—	—	1,179	1,037
—	—	—	—	2,144	3,334	1,514	1,550	—	—	3,658	4,884
75	369	—	—	1,547	2,494	1	3	—	—	1,548	2,497
1,488	2,425	(602)	(948)	11,948	18,494	1,515	1,553	—	—	13,463	20,047